Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	H1
Trading Symbol	LDKYQ
Entity Registrant Name	LDK SOLAR CO., LTD.
Entity Central Index Key	0001385424
Current Fiscal Year End Date	--12-31